Long-Term Investments - Schedule of Equity-method Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 45	$ 44
ST-Ericsson SA [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 45	$ 44
Equity investments, Ownership percentage	50.00%	50.00%